As filed with the Securities and Exchange Commission on September 19, 2011

Securities Act File No. 2-89264

Investment Company File No. 811-3955

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

NEW YORK DAILY TAX FREE INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

(212) 830-5200

Registrant’s Telephone Number, including Area Code:

Copy to:

Christine Manna c/o Reich & Tang Asset Management, LLC 1411 Broadway, 28th Floor New York, New York 10018 (Name and Address of Agent for Service)	MICHAEL R. ROSELLA, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022 (212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 19th day of September, 2011.

NEW YORK DAILY TAX FREE INCOME FUND, INC.

By:	/S/ MICHAEL P. LYDON
Michael P. Lydon President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on September 19, 2011.

	SIGNATURE	CAPACITY	DATE

(1)	Principal Executive Officer

By:	/s/ Michael P. Lydon Michael P. Lydon	President	September 19, 2011

(2)	Principal Financial and Accounting Officer

By:	/s/ Esther Cheung Esther Cheung	Treasurer and Assistant Secretary	September 19, 2011

(3)	Board of Directors

By:	/s/ Steven W. Duff Steven W. Duff	Director	September 19, 2011
	Edward A. Kuczmarski	Director*
	Caroline E. Newell	Director*
	John P. Steines	Director*

By:	/s/ Christine Manna
	Christine Manna		September 19, 2011
* Attorney-in-Fact

* See Exhibit (q) herein for Powers of Attorney.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX.101.PRE	XBRL Taxonomy Extension Presentation Linkbase